Leases (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Weighted average incremental rate	7.46%	6.22%
Non-cash investing and financing activity	R$ 1,140	R$ 356
Uninitiated Lease Arrangements [Member]
IfrsStatementLineItems [Line Items]
Commitments of lease agreement	R$ 1,021